DEAN WITTER NATIONAL MUNICIPAL TRUST
Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS March 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter National Municipal Trust for the six-month period ended March 31, 1997.

Economic growth moderated during the third quarter of 1996, causing fixed-income yields to move lower through November. However, increased consumer spending led to an acceleration of economic activity, which prompted yields to rise between December and March. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible acceleration in the rate of inflation.

MUNICIPAL MARKET CONDITIONS

Long-term insured municipal revenue bond yields rose from 5.70 percent in September 1996 to 5.85 percent in March 1997. Although municipal yields followed the pattern of Treasuries, they generally were less volatile.

The ratio of insured municipal revenue bond yields to 30-year U.S. Treasury yields ranged from 86 percent to 81 percent and ended March at 82 percent. A declining ratio means that municipal bond prices outperformed U.S. Treasury prices. Over the past three years the annual range of the ratio averaged 81 to 92 percent.

On the supply side of the market, new-issue municipal volume increased 14 percent to $183 billion in 1996. Underwriting volume this year is expected to exceed bond maturities and redemptions.

PERFORMANCE

Dean Witter National Municipal Trust's net asset value (NAV) declined modestly from $10.50 to $10.44 per share during the six-month period ended March 31, 1997. Based on this NAV change, plus reinvestment of tax-free dividends of $0.23 per share, the Fund's total return was 1.64 percent. Net assets stood at $84 million.

DEAN WITTER NATIONAL MUNICIPAL TRUST

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 10 municipal sectors and 53 separate issuers. In response to the risk of higher interest rates, cash and short-term investments increased to a range of 5 to 10 percent. The Fund's average maturity shortened to 17 years. This was accomplished by purchasing maturities ranging between 15 and 25 years, and selling bonds with 20 to 30 year maturities. Call protection was maintained at nearly 8 years. The portfolio has consistently sought to upgrade quality, with nearly 90 percent of its long-term holdings rated double "A" or better by Moody's Investors Service, Inc. or Standard & Poor's Corp.

        CREDIT RATINGS AS OF MARCH 31, 1997
        (% OF TOTAL LONG-TERM PORTFOLIO)

        Aaa or AAA - 73%
        Baa or BBB - 5%               [PIE CHART A]
        A or A - 6%
        Aa or AA - 16%

        AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD &
        POOR'S CORP.

        PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE



        FIVE LARGEST SECTORS AS OF MARCH 31, 1997
        (% OF NET ASSETS)

        General Obligation - 18%
        Water & Sewer - 13%
        Transportation - 12%          [PIE CHART B]
        Hospital - 11%
        Electric - 9%
        All Others - 37%

        PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE


LOOKING AHEAD

With the collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. In their average range, tax-free yields are currently somewhat rich compared to Treasury yields. If municipal yields were to rise significantly in the future, the Fund would tend to sell its more defensive holdings in order to extend maturity and increase call protection.

DEAN WITTER NATIONAL MUNICIPAL TRUST

We appreciate your ongoing support of Dean Witter National Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER NATIONAL MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (89.3%)
              General Obligation (17.7%)
              North Slope Borough, Alaska,
 $ 3,000       Ser 1994 B (FSA)........................................................     0.00%     06/30/05     $ 1,948,500
   3,925       Ser 1996 B (MBIA).......................................................     0.00      06/30/06       2,397,468
   1,000      Santa Margarita/Dana Point Authority, California, Impr Dists #3, 3A,
               4 & 4A 1994 Ser B Refg (MBIA)...........................................     5.75      08/01/20         977,320
   1,000      Atlanta, Georgia, Public Impr Ser 1994 A.................................     6.125     12/01/23       1,016,300
   2,000      Chicago, Illinois, Refg Ser 1995 B (FGIC)................................     5.125     01/01/25       1,777,000
   1,000      Chicago Park District, Illinois, Ser 1995................................     6.60      11/15/14       1,070,010
   1,000      Chelsea, Massachusetts, School Act of 1948 (AMBAC).......................     6.50      06/15/12       1,069,880
   1,500      New York City, New York, 1995 Ser D (MBIA)...............................     6.20      02/01/07       1,596,375
   1,000      Delaware City School District, Ohio, Constr & Impr dtd 08/15/95 (FGIC)...     5.75      12/01/20         989,710
   2,000      Washington, 1995 Ser A...................................................     5.80      09/01/08       2,059,820
--------                                                                                                           ------------
  17,425                                                                                                            14,902,383
--------                                                                                                           ------------
              Educational Facilities Revenue (6.6%)
   1,000      California Educational Facilities Authority, Claremont Colleges Ser
               1992....................................................................     6.375     05/01/22       1,030,030
     500      Atlanta Urban Residential Finance Authority, Georgia, Morehouse College
               Refg Ser 1995 (MBIA)....................................................     5.75      12/01/14         501,535
   2,000      New Jersey Economic Development Authority, Educational Testing Service
               Ser 1995 (MBIA).........................................................     6.125     05/15/15       2,064,540
              New York State Dormitory Authority,
     500       City University 1994 3rd Resolution Ser 1 (AMBAC).......................     6.30      07/01/24         520,190
     500       Cooper Union Ser 1996 (AMBAC)...........................................     5.375     07/01/20         466,970
   1,000      Virginia Polytechnic Institute & State University, Ser 1996 A............     5.50      06/01/16         965,480
--------                                                                                                           ------------
   5,500                                                                                                             5,548,745
--------                                                                                                           ------------
              Electric Revenue (9.1%)
              Eugene, Oregon, Electric Utility
   1,195       Ser 1996 (FSA)..........................................................     5.375     08/01/11       1,177,900
   1,260       Ser 1996 (FSA)..........................................................     5.375     08/01/12       1,234,787
   1,000       Ser 1996 (FSA)..........................................................     5.375     08/01/13         973,950
   1,500      Puerto Rico Electric Power Authority, Power Ser X........................     6.00      07/01/15       1,499,835
   1,000      Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC)...................     6.25      05/15/16       1,033,490
   2,000      Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA)........     5.00      07/01/21       1,766,860
--------                                                                                                           ------------
   7,955                                                                                                             7,686,822
--------                                                                                                           ------------
              Hospital Revenue (11.4%)
   1,465      Birmingham - Carraway Special Care Facilities Financing Authority,
               Alabama, Carraway Methodist Health Ser 1995-A (Connie Lee)..............     6.25      08/15/09       1,559,844
   2,000      Orange County Health Facilities Authority, Florida, Adventist
               Health/Sunbelt Obligated Group Ser 1995 (AMBAC).........................     5.25      11/15/20       1,830,560
   1,000      Maryland Health & Higher Educational Facilities Authority, Kernan
               Hospital Ser 1994 (Connie Lee)..........................................     6.10      07/01/24       1,000,580
   1,300      New Hampshire Higher Educational & Health Facilities Authority, St Joseph
               Hospital Ser 1994 (Connie Lee)..........................................     6.35      01/01/07       1,371,812

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATIONAL MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
                >
 $ 2,000      University of North Carolina, Hospitals at Chapel Hill Ser 1996..........     5.25%     02/15/19     $ 1,834,400
   2,000      Jackson, Tennessee, Jackson-Madison County General Hospital Refg & Impr
               Ser 1995 (AMBAC)........................................................     5.625     04/01/15       1,950,320
--------                                                                                                           ------------
   9,765                                                                                                             9,547,516
--------                                                                                                           ------------
              Industrial Development/Pollution Control Revenue (1.9%)
   1,500      Hawaii Department of Budget & Finance, Hawaiian Electric Co Ser 1995 A
--------       (AMT) (MBIA)............................................................     6.60      01/01/25       1,579,170
                                                                                                                   ------------
              Mortgage Revenue - Multi-Family (1.9%)
     500      Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995 Ser A (AMT)....     6.90      06/20/35         524,595
   1,000      Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC)....     6.65      07/01/19       1,036,890
--------                                                                                                           ------------
   1,500                                                                                                             1,561,485
--------                                                                                                           ------------
              Mortgage Revenue - Single Family (4.6%)
   2,000      Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA).......     5.875     12/01/24       1,942,620
   1,000      Tennessee Housing Development Agency, Finance 1994 Ser B (AMT)...........     6.55      07/01/19       1,024,240
     845      Utah Housing Finance Agency, Federally Insured/Guaranteed Loans 1994
               Issue E (AMT)...........................................................     6.50      07/01/26         861,351
--------                                                                                                           ------------
   3,845                                                                                                             3,828,211
--------                                                                                                           ------------
              Public Facilities Revenue (2.4%)
   2,000      North City West School Facilities Authority, California, Community Facs
--------       Dist #1 Special Tax Ser 1995 B (FSA)....................................     6.00      09/01/19       2,008,080
                                                                                                                   ------------
              Transportation Facilities Revenue (11.5%)
   2,000      Dade County, Florida, Seaport Refg Ser 1996 (MBIA).......................     5.125     10/01/16       1,845,760
   1,000      Lee County, Florida, Ser 1995 (MBIA).....................................     5.75      10/01/22         985,530
     850      Regional Transportation Authority, Illinois, Ser 1994 A..................     6.25      06/01/15         881,093
   1,000      Kentucky Turnpike Authority, Economic Development Road Revitalization
               Refg Ser 1995 (AMBAC)...................................................     5.625     07/01/15         985,890
   2,500      Maine Turnpike Authority, Ser 1994 (MBIA)................................     6.00      07/01/18       2,512,050
   1,000      New York State Thruway, Authority General 1995 Ser C (FGIC)..............     6.00      01/01/25       1,003,550
   1,500      Port Authority of New York & New Jersey, Cons One Hundredth Ser Second
               Installment +...........................................................     5.75      12/15/20       1,461,990
--------                                                                                                           ------------
   9,850                                                                                                             9,675,863
--------                                                                                                           ------------
              Water & Sewer Revenue (12.5%)
   1,000      Birmingham Waterworks & Sewer Board, Alabama, Ser 1993-A.................     6.00      01/01/20       1,010,370
   1,000      Jefferson County, Alabama, Sewer Refg Ser 1997-A (FGIC)..................     5.375     02/01/27         925,320
   1,000      Castaic Lake Water Agency, California, Refg Ser 1994 A COPs (MBIA).......     6.00      08/01/18       1,004,150
   1,000      Dade County, Florida, Water & Sewer Ser 1995 (FGIC)......................     5.50      10/01/15         975,090
   1,000      Chicago, Illinois, Wastewater Ser 1994 (MBIA)............................     6.375     01/01/24       1,033,230
   2,000      Massachusetts Water Resources Authority, 1992 Ser A......................     6.50      07/15/07       2,203,280
   2,000      Asheville, North Carolina, Water Ser 1996 (FGIC).........................     5.70      08/01/25       1,953,140
   1,250      Philadelphia, Pennsylvania, Water & Wastewater Ser 1995 (MBIA)...........     6.25      08/01/11       1,344,600
--------                                                                                                           ------------
  10,250                                                                                                            10,449,180
--------                                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATIONAL MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Other Revenue (3.8%)
 $ 2,000      Mashantucket (Western) Pequot Tribe, Connecticut, Special 1996 Ser A
               (a).....................................................................     6.50%     09/01/05     $ 2,127,660
   1,000      New Jersey Economic Development Authority, Market Transition Sr Lien Ser
               1994 A (MBIA)...........................................................     5.875     07/01/11       1,024,980
--------                                                                                                           ------------
   3,000                                                                                                             3,152,640
--------                                                                                                           ------------
              Refunded (5.9%)
     500      Glendale Industrial Development Authority, Arizona, Thunderbird - The
               American Graduate School of International Management Ser 1994 (Connie
               Lee)....................................................................     7.125     07/01/05++       573,650
     500      Rancho Mirage Joint Powers Financing Authority, California, Eisenhower
               Memorial Hospital COPs..................................................     7.00      03/01/02++       556,725
   1,500      Hawaii, 1995 Ser C J.....................................................     6.25      01/01/05++     1,549,050
   1,000      Massachusetts, 1994 Ser C (FGIC).........................................     6.75      11/01/04++     1,121,530
   1,000      Essex County Improvement Authority, New Jersey, County Jail & Youth House
               Ser 1994 (AMBAC)........................................................     6.90      12/01/04++     1,137,090
--------                                                                                                           ------------
   4,500                                                                                                             4,938,045
--------                                                                                                           ------------
  77,090      TOTAL MUNICIPAL BONDS (Identified Cost $72,867,285).............................................      74,878,140
--------                                                                                                           ------------
              SHORT-TERM MUNICIPAL OBLIGATIONS (9.3%)
   3,600      Philadelphia Hospitals & Higher Educational Facilities Authority,
               Pennsylvania, Children's Hospital of Philadelphia 1996 Ser A (Demand
               04/01/97)...............................................................     3.85*     03/01/27       3,600,000
   4,200      Harris County Health Facilities Development Corporation, Texas, Methodist
               Hospital Ser 1994 (Demand 04/01/97).....................................     3.85*     12/01/25       4,200,000
--------                                                                                                           ------------
   7,800      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $7,800,000).............................       7,800,000
--------                                                                                                           ------------
 $84,890      TOTAL INVESTMENTS (Identified Cost $80,667,285) (b)....................................    98.6%      82,678,140
========
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................    1.4       1,194,857
                                                                                                          ----     ------------
              NET ASSETS..............................................................................  100.0%     $83,872,997
                                                                                                        =====      ============


---------------------

         AMT      Alternative Minimum Tax.
         COPs     Certificates of Participation.
          +       Joint exemption in New York and New Jersey.
          ++      Prerefunded to call date shown.
          *       Current coupon of variable rate demand obligation.
         (a)      Resale is restricted to qualified institutional investors.
         (b)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,436,525 and the aggregate gross unrealized depreciation is $425,670, resulting in net unrealized appreciation of $2,010,855.
Bond Insurance:
    AMBAC         AMBAC Indemnity Corporation.
  Connie Lee      Connie Lee Insurance Company.
     FGIC         Financial Guaranty Insurance Company.
     FSA          Financial Security Assurance Inc.
     MBIA         Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATIONAL MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 March 31, 1997

Alabama..................  4.2%
Alaska...................  7.5
Arizona..................  0.7
California...............  6.6
Connecticut..............  2.5
Florida..................  6.7
Georgia..................  1.8
Hawaii...................  4.4
Illinois.................  5.7
Kentucky.................  1.2
Maine....................  3.0%
Maryland.................  1.2
Massachusetts............  6.5
New Hampshire............  1.6
New Jersey...............  6.8
New York.................  6.0
North Carolina...........  4.5
Ohio.....................  1.2
Oregon...................  4.0
Pennsylvania.............  5.9
Puerto Rico..............  1.8%
Tennessee................  3.5
Texas....................  6.2
Utah.....................  3.1
Virginia.................  1.2
Washington...............  2.5
Joint Exemption*......... (1.7)
                          ----
Total.................... 98.6%
                          ====

---------------------
* Joint exemption has been included in both geographic locations.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATIONAL MUNICIPAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $80,667,285).........................................    $82,678,140
Cash...................................................................        147,202
Receivable for:
    Interest...........................................................      1,115,138
    Shares of beneficial interest sold.................................         56,198
Deferred organizational expenses.......................................         64,207
Prepaid expenses.......................................................         53,078
                                                                           ------------

    TOTAL ASSETS.......................................................     84,113,963
                                                                           ------------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased..........................         91,406
    Dividends to shareholders..........................................         52,277
    Plan of distribution fee...........................................         42,792
    Investment management fee..........................................         18,609
Accrued expenses.......................................................         35,882
                                                                           ------------

    TOTAL LIABILITIES..................................................        240,966
                                                                           ------------

NET ASSETS:
Paid-in-capital........................................................     81,876,721
Net unrealized appreciation............................................      2,010,855
Accumulated net realized loss..........................................        (14,579)
                                                                           ------------

    NET ASSETS.........................................................    $83,872,997
                                                                           ============

NET ASSET VALUE PER SHARE,
 8,030,246 shares outstanding
 (unlimited shares authorized of $.01 par value).......................         $10.44
                                                                           ============

                     SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATIONAL MUNICIPAL TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.........................................................    $2,306,734
                                                                            ----------

EXPENSES
Plan of distribution fee................................................       247,642
Investment management fee...............................................       146,237
Professional fees.......................................................        24,306
Registration fees.......................................................        21,546
Transfer agent fees and expenses........................................        15,478
Shareholder reports and notices.........................................        15,160
Organizational expenses.................................................        14,748
Trustees' fees and expenses.............................................         6,889
Custodian fees..........................................................         2,145
Other...................................................................         5,654
                                                                            ----------

    TOTAL EXPENSES......................................................       499,805

    LESS: AMOUNTS REIMBURSED/WAIVED.....................................       (41,142)

    LESS: EXPENSE OFFSET................................................        (2,111)
                                                                            ----------

    NET EXPENSES........................................................       456,552
                                                                            ----------

    NET INVESTMENT INCOME...............................................     1,850,182
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.......................................................        39,589
Net change in unrealized appreciation...................................      (509,458)
                                                                            ----------

    NET LOSS............................................................      (469,869)
                                                                            ----------

NET INCREASE............................................................    $1,380,313
                                                                            ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATIONAL MUNICIPAL TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED        FOR THE YEAR
                                                        MARCH 31,             ENDED
                                                           1997         SEPTEMBER 30, 1996
      ------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................    $ 1,850,182          $ 3,636,862
Net realized gain (loss)...........................         39,589              (54,168)
Net change in unrealized appreciation..............       (509,458)             432,258
                                                       -----------          -----------

    NET INCREASE...................................      1,380,313            4,014,952
                                                       -----------          -----------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..............................     (1,853,174)          (3,642,942)
Net realized gain..................................        --                      (776)
                                                       -----------          -----------

    TOTAL..........................................     (1,853,174)          (3,643,718)
                                                       -----------          -----------
Net increase from transactions in shares of
 beneficial interest...............................      2,729,653           16,969,296
                                                       -----------          -----------

    NET INCREASE...................................      2,256,792           17,340,530

NET ASSETS:
Beginning of period................................     81,616,205           64,275,675
                                                       -----------          -----------
    END OF PERIOD
    (Including undistributed net investment income
    of $0 and $2,992, respectively)................    $83,872,997          $81,616,205
                                                       ===========          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATIONAL MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter National Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on March 29, 1994 and commenced operations on June 2, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER NATIONAL MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of $148,017 which were reimbursed exclusive of $46,853 which was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the Fund's net assets determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

For the period January 1, 1996 through June 30, 1997, The Investment Manager will continue to waive the management fee and reimburse expenses (except for the plan of distribution fee) to the extent they exceed 0.50% of daily net assets.

DEAN WITTER NATIONAL MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.60% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gains distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees and selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, included carrying charges, totaled $2,348,350 at March 31, 1997.

The Distributor has informed the Fund that for the six months ended March 31, 1997, it received approximately $81,225 in contingent deferred sales charges from certain redemptions of the Fund's shares.

DEAN WITTER NATIONAL MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997 aggregated $7,616,803 and $7,763,410, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $5,500.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                          MONTHS ENDED
                                                                         MARCH 31, 1997                     FOR THE YEAR
                                                                    -------------------------                   ENDED
                                                                                                         SEPTEMBER 30, 1996
                                                                           (unaudited)               ---------------------------
                                                                     SHARES         AMOUNT             SHARES          AMOUNT
                                                                    ---------     -----------        ----------     ------------
Sold............................................................      932,585      $9,878,215         2,938,811     $31,065,314
Reinvestment of dividends and distributions.....................       95,845       1,014,913           198,921       2,094,383
                                                                    ---------      ----------        ----------     -----------
                                                                    1,028,430      10,893,128         3,137,732      33,159,697
Repurchased.....................................................     (770,833)     (8,163,475)       (1,548,482)    (16,190,401)
                                                                    ---------      ----------        ----------     -----------
Net increase....................................................      257,597      $2,729,653         1,589,250     $16,969,296
                                                                    =========     ===========        ==========     ============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $54,000 during fiscal 1996.

DEAN WITTER NATIONAL MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                                                      FOR THE PERIOD
                                                MONTHS ENDED        FOR THE YEAR           FOR THE YEAR          JUNE 2, 1994*
                                                 MARCH 31,             ENDED                  ENDED                 THROUGH
                                                    1997         SEPTEMBER 30, 1996     SEPTEMBER 30, 1995     SEPTEMBER 30, 1994
   ---------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........      $  10.50            $  10.39               $   9.87               $  10.00
                                                    ------              ------                 ------                 ------
Net investment income.......................          0.23                0.50                   0.50                   0.09
Net realized and unrealized gain (loss).....         (0.06)               0.11                   0.52                  (0.13)
                                                    ------              ------                 ------                 ------
Total from investment operations............          0.17                0.61                   1.02                  (0.04)
                                                    ------              ------                 ------                 ------
Less dividends from net investment income...         (0.23)              (0.50)                 (0.50)                 (0.09)
                                                    ------              ------                 ------                 ------
Net asset value, end of period..............      $  10.44            $  10.50               $  10.39               $   9.87
                                                    ======              ======                 ======                 ======
TOTAL INVESTMENT RETURN+....................          1.64%(1)            5.94%                 10.54%                 (0.46)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................          1.09%(2)(3)          0.97%(3)              0.60%(3)               0.60% (2)(3)
Net investment income.......................          4.43%(2)(3)          4.72%(3)              4.93%(3)               3.07% (2)(3)
SUPPLEMENTAL DATA:
Net asset value, end of period, in
 thousands..................................       $83,873             $81,616                $64,276                $29,860
Portfolio turnover rate.....................            10%(1)              13%                     2%                  --  %++

---------------------
 *  Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 ++  Less than 0.5%.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.08% and 1.59%, respectively, for the period ended September 30, 1994, 1.34% (including 0.01% of expense offsets) and 4.20%, respectively, for the year ended September 30, 1995, 1.19% (including 0.01% of expense offsets) and 4.50%, respectively, for the year ended September 30, 1996 and 1.20% (including 0.01% of expense offsets) and 4.32%, respectively for the six months ended March 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless proceeded or accompanied by an effective prospectus.

DEAN WITTER
NATIONAL MUNICIPAL
TRUST

[PICTURE]


SEMIANNUAL REPORT
MARCH 31, 1997